General and Administrative Expenses	12 Months Ended
Dec. 31, 2018
General and administrative expenses [Abstract]
Disclosure of general and administrative expense [text block]

General and Administrative Expenses

in € m.	2018	2017	2016
General and administrative expenses:
IT costs[1]	3,822	3,816	3,872
Regulatory, Tax & Insurance[2,3]	1,545	1,489	1,421
Occupancy, furniture and equipment expenses	1,723	1,849	1,972
Professional service fees[1]	1,530	1,750	2,305
Banking and transaction charges	753	744	664
Communication and data services	636	686	761
Travel and representation expenses	347	405	450
Marketing expenses	278	309	285
Consolidated investments	0	0	334
Other expenses[4]	652	925	3,390
Total general and administrative expenses	11,286	11,973	15,454

[1] Prior year numbers have been restated to reflect a shift from IT costs to professional service fees due to a change in the organizational structure.

[2]Regulatory, Tax & Insurance which comprises Bank levy and Insurance and Deposit protection has been presented separately in order to provide further transparency. In the Annual Report for the year ended December 31, 2017, these expenses were included within Other expenses.

[3]Includes bank levy of € 690 million in 2018, € 596 million in 2017 and € 547 million in 2016.

[4]Includes litigation related expenses of € 88 million in 2018, € 213 million in 2017 and €  2.4 billion in 2016. See Note 29 “Provisions”, for more detail on litigation.